Property and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	Year ended Dec 31, 2023	Year ended Dec 31, 2022
	(Audited)	(Audited)
Office equipment	$19,191	$14,127
Software	$71,829	$69,102
Furniture and fittings	$21,980	$20,097
Renovation	$21,183	$9,064
Space component	$893,556	$-
Ground component	$35,876	$-
Space component under construction	$-	$387,021
Ground component under construction	$419,205	$200,142
	$1,482,820	$699,553
Less: Accumulated depreciation and amortization	$(152,049)	$(20,547)
Foreign exchange translation	$(29,951)	$(3,823)
Total	$1,300,820	$675,183